Stockholders' Equity (Deficit) - Additional Information (Detail)	6 Months Ended
Jun. 30, 2021 $ / shares shares
Preferred Stock Par Value Per Share | $ / shares	$ 0.0001
Preferred Stock Shares Authorized	1,000,000
Preferred Stock Shares Issued	0
Preferred Stock Shares Outstanding	0
Common Stock Subject to Mandatory Redemption [Member]
Common stock subject to possible redemption	34,500,000
Common Class A [Member]
Common Stock Par Value Per Share | $ / shares	$ 0.0001
Common Stock Shares Authorized	200,000,000
Common Stock Shares Issued	990,000
Common Stock Shares Outstanding	990,000
Common stock subject to possible redemption	34,500,000
Common stock shares voting rights	one vote
Common Class B [Member]
Common Stock Par Value Per Share | $ / shares	$ 0.0001
Common Stock Shares Authorized	30,000,000
Common Stock Shares Issued	5,000,000
Common Stock Shares Outstanding	5,000,000